American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

GIFTRUST(reg.tm)

Supplement dated February 1, 2004 * Prospectus dated March 1, 2003

American Century Investment Management, Inc., (the "Advisor") and the Giftrust
Fund's Board of Directors have agreed that the Advisor will waive its entire management fee from February 1, 2004 through July 31, 2004. Accordingly, the annual fund operating expenses have been restated below to reflect the management fee waiver.

   MANAGEMENT       DISTRIBUTION AND       OTHER          TOTAL ANNUAL FUND
   FEE              SERVICE (12B-1) FEES   EXPENSES(1)    OPERATING EXPENSES
-------------------------------------------------------------------------------
   1.00%(2)         0.00%                  0.00%          1.00%
-------------------------------------------------------------------------------

(1) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(2) FROM FEBRUARY 1, 2004 THROUGH JULY 31, 2004, THE FUND'S MANAGEMENT FEE
    WILL BE WAIVED. BEGINNING ON AUGUST 1, 2004, THE MANAGEMENT FEE WILL BE
    REINSTATED.

SH-SPL-36743   0401